Information about financial instruments - Narrative (Details)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) uSD_to_EUR	Dec. 31, 2020 USD ($) uSD_to_GBP	Dec. 31, 2020 USD ($) uSD_to_SGD	Dec. 31, 2020 USD ($) uSD_to_NIS	Dec. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) bank	Dec. 31, 2019 USD ($)	Dec. 31, 2019 USD ($) uSD_to_EUR	Dec. 31, 2019 USD ($) uSD_to_GBP	Dec. 31, 2019 USD ($) uSD_to_SGD	Dec. 31, 2019 USD ($) uSD_to_NIS	Dec. 31, 2018 USD ($)		Dec. 31, 2018 USD ($) uSD_to_EUR		Dec. 31, 2018 USD ($) uSD_to_GBP		Dec. 31, 2018 USD ($) uSD_to_SGD		Dec. 31, 2018 USD ($) uSD_to_NIS		Dec. 31, 2017 USD ($)	Dec. 31, 2015 USD ($)
Disclosure of detailed information about financial instruments [line items]
Net gain (loss) on cash flow hedge		$ (31,000)							$ (57,000)					$ 69,000	[1]
Loss transferred from other comprehensive income to the statement of operations		150												53,000
Gain (loss) related to ineffective position of hedging instrument		0
Derivative maturity period	12 months
Cash and cash equivalents	$ 7,574,000	7,574,000	$ 7,574,000	$ 7,574,000	$ 7,574,000	$ 7,574,000	$ 7,574,000	$ 7,574,000	14,098,000	$ 14,098,000	$ 14,098,000	$ 14,098,000	$ 14,098,000	12,086,000	[2]	$ 12,086,000	[2]	$ 12,086,000	[2]	$ 12,086,000	[2]	$ 12,086,000	[2]	$ 2,948,000
Fair value	37,058,000	37,058,000	$ 37,058,000	$ 37,058,000	$ 37,058,000	$ 37,058,000	37,058,000	37,058,000	24,857,000	$ 24,857,000	$ 24,857,000	$ 24,857,000	$ 24,857,000	28,701,000		$ 28,701,000		$ 28,701,000		$ 28,701,000		$ 28,701,000
Average rate			1.1413	1.2834	0.7521	0.2908				1.1196	1.2758	0.7331	0.2806			1.1815		1.3356		0.7416		0.2782
Contract liabilities	727,000	727,000	$ 727,000	$ 727,000	$ 727,000	$ 727,000	727,000	727,000	988,000	$ 988,000	$ 988,000	$ 988,000	$ 988,000	740,000		$ 740,000		$ 740,000		$ 740,000		$ 740,000			$ 1,940,000
Available-for-sale financial assets | Long-term investments
Disclosure of detailed information about financial instruments [line items]
Fair value	386,000	386,000	386,000	386,000	386,000	386,000	386,000	386,000	335,000	335,000	335,000	335,000	335,000	337,000		337,000		337,000		337,000		337,000
Euro denominated accounts
Disclosure of detailed information about financial instruments [line items]
Notional amount	25,444,000	25,444,000	25,444,000	25,444,000	25,444,000	25,444,000	25,444,000	25,444,000	21,067,000	21,067,000	21,067,000	21,067,000	21,067,000	21,383,000		21,383,000		21,383,000		21,383,000		21,383,000
Currencies Other Than US Dollar
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	339,000	339,000	339,000	339,000	339,000	339,000	$ 339,000	$ 339,000	396,000	396,000	396,000	396,000	396,000	$ 7,675,000		$ 7,675,000		$ 7,675,000		$ 7,675,000		$ 7,675,000
Foreign currency risk
Disclosure of detailed information about financial instruments [line items]
Reasonably possible change in risk variable, percent							10.00%
Average rate							1.1325
Impact of change in the corresponding risk variable on operating expenses		5,000,000.0
Foreign currency risk | U.S. dollar denominated accounts
Disclosure of detailed information about financial instruments [line items]
Percentage of total revenues							100.00%
Percentage of total cost of sales							93.00%
Foreign currency risk | Euro denominated accounts
Disclosure of detailed information about financial instruments [line items]
Percentage of operating expenses							51.00%
Credit risk
Disclosure of detailed information about financial instruments [line items]
Number of banks | bank								3
Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Contract liabilities	$ 14,735,000	$ 14,735,000	$ 14,735,000	$ 14,735,000	$ 14,735,000	$ 14,735,000	$ 14,735,000	$ 14,735,000	$ 16,334,000	$ 16,334,000	$ 16,334,000	$ 16,334,000	$ 16,334,000

[1]	(1) In 2019, the Company adopted IFRS 16 "Leases" standard using the modified retrospective approach. Accordingly, prior period amounts have not been restated.
[2]	(1) In 2019, the Company adopted IFRS 16 "Leases" standard using the modified retrospective approach. Accordingly, prior period amounts have not been restated.